SEGMENTS AND GEOGRAPHIC INFORMATION (Revenue and Long Lived Assets by Segment) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Geographical Information [Line Items]
Revenues	$ 83,989		$ 70,850		$ 54,707
Long-lived Assets	3,801	[1]	2,314	[1]	1,485	[1]
Israel [Member]
Schedule of Geographical Information [Line Items]
Revenues	6,377		3,468		4,093
Long-lived Assets	2,276	[1]	2,314	[1]	1,485	[1]
China and Hong Kong [Member]
Schedule of Geographical Information [Line Items]
Revenues	21,284		27,446		17,297
Long-lived Assets		[1]		[1]		[1]
Far East (excluding China and Hong Kong) [Member]
Schedule of Geographical Information [Line Items]
Revenues	5,996		2,944		2,327
Long-lived Assets		[1]		[1]		[1]
Canada [Member]
Schedule of Geographical Information [Line Items]
Revenues	57		61		119
Long-lived Assets		[1]		[1]		[1]
Unites States [Member]
Schedule of Geographical Information [Line Items]
Revenues	11,153		7,837		7,325
Long-lived Assets	1,525	[1]		[1]		[1]
Europe [Member]
Schedule of Geographical Information [Line Items]
Revenues	39,045		29,038		23,378
Long-lived Assets		[1]		[1]		[1]
Others [Member]
Schedule of Geographical Information [Line Items]
Revenues	77		56		168
Long-lived Assets		[1]		[1]		[1]

[1]	Excluding goodwill and intangible assets.